Schedule I-Registrant's Condensed Financial Statements	9 Months Ended
Oct. 02, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I-Registrant's Condensed Financial Statements

Schedule I—Registrant’s Condensed Financial Statements

SiteOne Landscape Supply, Inc.

Parent Company Only

Condensed Balance Sheets

(In millions except share data)

	January 3, 2016	December 28, 2014
Assets
Investment in subsidiary	$300.8	$271.9
Deferred tax asset (Note 4)	2.0	2.1

Total assets	$302.8	$274.0

Liabilities and Stockholders’ Equity
Total Liabilities	$—	$—

Redeemable Convertible Preferred Stock (Note 3)	216.8	192.6

Stockholders’ equity:
Common stock, par value $0.01; 1,000,000,000 shares authorized; 14,259,998 and 14,088,689 shares issued, and 14,250,111 and 14,088,689 shares outstanding at January 3, 2016 and December 28, 2014, respectively	0.1	0.1

Additional paid-in capital	100.5	81.9

Accumulated deficit	(13.4)	(0.2)

Accumulated other comprehensive loss	(1.2)	(0.4)

Total stockholders’ equity	86.0	81.4

Total liabilities and stockholders’ equity	$302.8	$274.0

See accompanying Notes to Condensed Financial Statements.

SiteOne Landscape Supply, Inc.

Parent Company Only

Condensed Statements of Operations and Comprehensive Income (Loss)

(In millions)

	For the year December 29, 2014 to January 3, 2016	For the year December 30, 2013 to December 28, 2014
Equity in net income of subsidiary	$28.9	$21.7

Net income before taxes	28.9	21.7
Income tax expense (Note 4)	—	—

Net income	$28.9	$21.7

Other comprehensive loss, net of tax	(0.8)	(0.4)
Comprehensive income	$28.1	$21.3

See accompanying Notes to Condensed Financial Statements.

SiteOne Landscape Supply, Inc.

Parent Company Only

Condensed Statements of Cash Flows

(In millions)

	For the year December 29, 2014 to January 3, 2016	For the year December 30, 2013 to December 28, 2014
Cash Flows from Operating Activities:
Net income (loss)	$28.9	$21.7
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in net (income) loss of subsidiary	(28.9)	(21.7)

Net cash used in operating activities	$—	$—

Cash Flows from Investing Activities:
Purchase of subsidiary	—	—
Distribution received from subsidiary	—	—

Net cash used in investing activities	$—	$—

Cash Flows from Financing Activities:
Proceeds from issuance of Redeemable Convertible Preferred Stock	—	—

Net cash provided by financing activities	$—	$—

Net change in cash	—	—

Cash and cash equivalents:
Beginning	—	—

Ending	$—	$—

See accompanying Notes to Condensed Financial Statements.

Notes to Condensed Parent Company Only Financial Statements

Note 1. Description of SiteOne Landscape Supply, Inc.

SiteOne Landscape Supply, Inc. (the “Parent”) indirectly owns 100% of the membership interest in SiteOne Landscape Supply Holding, LLC (“Holding” or “subsidiary”), which it acquired from Deere & Company on December 23, 2013 (the “Closing Date”) in exchange for 40% of its own outstanding capital stock (on an as-converted basis). In addition, the Parent issued cumulative convertible participating redeemable preferred stock (“Redeemable Convertible Preferred Stock”) to Clayton, Dubilier & Rice, LLC (“CD&R”) representing 60% of its remaining outstanding capital stock (on an as-converted basis) (both events collectively referred to herein as the “CD&R Acquisition”). The Parent has no significant operations or assets other than its indirect ownership of the equity of Holding. Accordingly, the Parent is dependent upon distributions from Holding to fund its obligations. However, under the terms of Holding’s credit agreements governing Holding’s ABL Facility and Term Loan Facility, Holding’s ability to pay dividends or lend to the Parent is restricted. Holding has no obligation to pay dividends to the Parent except to pay specified amounts to Parent in order to fund the payment of the Parent’s tax obligations.

Note 2. Basis of Presentation

The accompanying condensed parent only financial statements include the amounts of the Parent and its investment in subsidiary since the Closing Date under the equity method, and do not present the financial statements of the Parent and its subsidiary on a consolidated basis. Under the equity method, investment in subsidiary is stated at cost plus contributions and equity in undistributed income (loss) of subsidiary less distributions received since the date of acquisition. These condensed Parent Company only financial statements should be read in conjunction with SiteOne Landscape Supply, Inc. consolidated and combined financial statements and their accompanying notes.

Note 3. Redeemable Convertible Preferred Stock

On the Closing Date, funds affiliated with CD&R contributed $174 million to the Parent in exchange for 174,000 shares of Redeemable Convertible Preferred Stock. Each share of Redeemable Convertible Preferred Stock is convertible into 116.18 shares of common stock at the option of the holder and upon certain contingent events, representing 20.2 million shares of common stock or 60% of the voting power and common stock of the Parent on an as-converted basis as of the Closing Date.

The Parent paid cumulative dividends in-kind on January 31, 2014, April 30, 2014, July 31, 2014, October 31, 2014, February 2, 2015, April 30, 2015, July 31, 2015, and November 2, 2015 at a pro rata rate of 12% per annum.

The initial issuance of Redeemable Convertible Preferred Stock did not include a beneficial conversion feature (“BCF”) because the conversion price used to set the conversion ratio at the time of issuance was greater than the initial common stock price. The paid-in-kind dividends in the form of Redeemable Convertible Preferred Stock contained the same conversion price as the original issuance and in certain cases did include a BCF as of the dividend payment date. Since the Redeemable Convertible Preferred Stock does not have a fixed or determinable redemption date and is freely convertible at any time, the Parent immediately amortizes any BCF recognized through retained earnings. For the years ended January 3, 2016 and December 28, 2014, this amount was $18.6 million and $3.9 million.

Notes to Condensed Parent Company Only Financial Statements

The below table summarizes the changes in the carrying value of the Redeemable Convertible Preferred Stock:

(in millions)
Balance as of December 29, 2013	$174.0
Cumulative dividends paid-in-kind during the period	18.6
Balance as of December 28, 2014	192.6
Cumulative dividends paid-in-kind during the period	24.2
Balance as of January 3, 2016	216.8

Note 4. Income Taxes

$3.7 million of the $9.8 million of transaction expenses recorded within the period ended December 29, 2013 are not deductible for tax purposes. The remaining $6.1 million ($2.2 million tax-effected) has been capitalized for tax purposes as a deferred tax asset and $0.4 million ($0.1 million tax-effected) and $0.4 million ($0.1 million tax-effected) has been amortized in the 2015 period and 2014 period, respectively, which gives rise to a net operating loss and current tax benefit that offsets the deferred tax expense by the same amount.